Finance Agreement Payable (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 25, 2024	Oct. 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 25, 2025	Jun. 30, 2025
Finance Agreement Payable
Financing agreement entered into for prepaid insurance	$ 383,455	$ 467,500	$ 383,455	$ 467,500
Interest rate	8.80%	8.95%
Maturity date	Aug. 25, 2025	Aug. 25, 2024
Prepaid expenses	$ 550,000				$ 451,124
Finance agreement payable			306,764	374,000		$ 76,691
Unamortized balance			$ 368,315	$ 449,041		$ 144,607